Acquisitions and Divestitures - Summary of Sales and Other Operating Revenue and Loss From Discontinued Operation Related to Disposition (Detail) (Argentina Divestiture [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Argentina Divestiture [Member]
Discontinued Operations [Line Items]
Revenues and other from discontinued operations	$ 494	$ 514	$ 437
Discontinued Operation, Amount of Other Income (Loss) from Disposition of Discontinued Operation, Net of Tax	$ (192)	$ 14	$ 12